Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
March 31, 2025
AMAI-NPRT1-0525
1.9865901.109
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $50,010,799)	5,047,204	48,907,411

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	399,000	396,051
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.2967% 1/16/2037 (d)(e)(f)	395,000	391,652
Sound Point CLO 40 Ltd Series 2024-40A Class E, CME Term SOFR 3 month Index + 6.7%, 11.2893% 10/20/2037 (d)(e)(f)	250,000	251,295
TOTAL BAILIWICK OF JERSEY		1,038,998
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.802% 4/15/2037 (d)(e)(f)	258,000	259,994
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (d)(e)(f)	412,000	409,895
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	238,000	238,870
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (d)(e)(f)	246,000	244,584
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (d)(e)(f)	500,000	495,374
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (d)(e)(f)	157,000	156,977
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	337,000	333,631
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (d)(e)(f)(g)	360,000	359,497
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (d)(e)(f)	583,000	588,004
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (d)(e)(f)	190,000	191,545
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (d)(e)(f)	227,000	227,380
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (d)(e)(f)	323,000	322,884
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	206,000	204,367
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 4.1% 4/15/2038 (d)(e)(f)(g)	223,000	223,000
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	342,000	342,000
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.3001% 10/25/2034 (d)(e)(f)	363,000	360,312
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (d)(e)(f)	189,000	190,343
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (d)(e)(f)	225,000	225,092
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (d)(e)(f)	261,000	261,905
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0432% 4/20/2037 (d)(e)(f)	341,000	344,018
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (d)(e)(f)	1,000,000	985,552
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	420,000	420,282
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (d)(e)(f)	154,000	154,000
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	1,000,000	1,002,933
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	526,000	525,412
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.118% 4/20/2038 (d)(e)(f)	138,000	138,020
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (d)(e)(f)	395,000	398,132
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,604,003
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	1,072,000	1,073,412
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.452% 10/15/2037 (d)(e)(f)	250,000	253,129
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	747,000	748,475
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5432% 4/20/2034 (d)(e)(f)	250,000	247,365
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	181,000	182,833
TOTAL UNITED STATES		2,505,214
TOTAL ASSET-BACKED SECURITIES (Cost $13,171,703)		13,148,215

Bank Loan Obligations - 9.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/23/2030 (d)(f)(h)	5,101,986	5,045,507
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (d)(f)(h)	4,443,750	4,368,206

TOTAL CANADA		9,413,713
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (d)(f)(h)	2,400,000	2,146,800
Media - 0.3%
Numericable US LLC Tranche B-12, term loan CME Term SOFR 1 month Index + 3.6875%, 8.3696% 1/31/2026 (d)(f)(h)	2,405,000	2,095,356
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (d)(f)(h)	6,195,000	5,407,740
		7,503,096
TOTAL FRANCE		9,649,896
NETHERLANDS - 0.2%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (d)(f)(h)	6,495,092	6,188,199
UNITED KINGDOM - 1.5%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5727% 12/2/2031 (d)(f)(h)	5,386,500	5,351,865
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 7/22/2030 (d)(f)(h)	24,174,087	23,821,629
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (d)(f)(h)	11,701,663	11,693,355
TOTAL UNITED KINGDOM		40,866,849
UNITED STATES - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/15/2030 (d)(f)(h)	6,448,607	6,181,570
Consumer Discretionary - 2.7%
Broadline Retail - 1.9%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (d)(f)(h)	49,705,578	49,519,182
Hotels, Restaurants & Leisure - 0.6%
CE Intermediate I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/6/2032 (d)(f)(h)(i)	1,500,000	1,491,570
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (d)(f)(h)	2,690,000	2,690,565
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (d)(f)(h)	5,553,804	5,462,333
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (d)(f)(h)	3,716,471	3,361,325
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(f)(h)	3,664,651	3,527,226
		16,533,019
Specialty Retail - 0.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (d)(f)(h)	975,100	972,058
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (d)(f)(h)	496,250	456,674
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (d)(f)(h)	4,635,865	4,107,376
		5,536,108
TOTAL CONSUMER DISCRETIONARY		71,588,309

Financials - 0.5%
Capital Markets - 0.2%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 2/14/2031 (d)(f)(h)	1,492,462	1,493,418
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (d)(f)(h)	5,250	5,241
GIH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 11/26/2031 (d)(f)(h)	1,496,250	1,490,265
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2907% 1/15/2032 (d)(f)(h)	2,654,923	2,633,365
		5,622,289
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (d)(f)(h)	4,850,000	4,816,680
Insurance - 0.2%
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 8/19/2028 (d)(f)(h)	4,909,150	4,859,175
TOTAL FINANCIALS		15,298,144

Health Care - 0.6%
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (d)(f)(h)(i)	17,515,000	16,814,400
Industrials - 0.5%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3222% 12/11/2031 (d)(f)(h)	1,384,615	1,374,231
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (d)(f)(h)(i)(j)	115,385	114,519
		1,488,750
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 11/23/2028 (d)(f)(h)(k)	1,852,500	1,852,500
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4249% 11/23/2029 (d)(f)(h)(k)	655,000	655,000
		2,507,500
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/5/2032 (d)(f)(h)	3,250,000	3,210,740
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (d)(f)(h)	2,019,925	1,996,837
		5,207,577
Machinery - 0.0%
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6749% 1/2/2032 (d)(f)(h)	160,000	159,701
Passenger Airlines - 0.2%
JetBlue Airways Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0547% 8/27/2029 (d)(f)(h)	4,942,581	4,777,549
TOTAL INDUSTRIALS		14,141,077

Information Technology - 2.4%
Communications Equipment - 0.1%
CommScope LLC 1LN, term loan 9.5749% 12/17/2029 (d)(h)	3,475,000	3,457,625
IT Services - 1.7%
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	37,715,000	38,664,664
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (d)(f)(h)	8,253,890	8,199,745
		46,864,409
Software - 0.6%
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (d)(f)(h)(i)	3,425,000	3,408,937
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 10/16/2026 (d)(f)(h)	4,201,828	4,079,975
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/31/2031 (d)(f)(h)	3,702,206	3,386,482
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (d)(f)(h)	210,000	209,766
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(f)(h)	3,261,232	3,252,590
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (d)(f)(h)	2,573,177	2,569,961
		16,907,711
TOTAL INFORMATION TECHNOLOGY		67,229,745

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 3/25/2030 (d)(f)(h)(i)	2,000,000	1,944,999
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (d)(f)(h)	2,184,525	2,177,884
		4,122,883
TOTAL UNITED STATES		195,376,128
TOTAL BANK LOAN OBLIGATIONS (Cost $263,439,014)		261,494,785

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d) (Cost $178,223)	200,000	98,021

Common Stocks - 41.6%
	Shares	Value ($)
BELGIUM - 0.2%
Financials - 0.2%
Banks - 0.2%
KBC Group NV	77,100	7,002,931
BRAZIL - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,442,100	3,411,639
Financials - 0.1%
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,906,400	4,055,708
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	860,400	8,586,793
TOTAL BRAZIL		16,054,140
CANADA - 8.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Class B (l)	335,475	8,464,680
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.5%
Mty Food Group Inc	23,251	663,737
Pizza Pizza Royalty Corp (l)	765,400	7,329,288
Restaurant Brands International Inc	77,680	5,178,307
		13,171,332
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (m)	114,300	4,017,438
TOTAL CONSUMER DISCRETIONARY		17,188,770

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	738	36,396
Metro Inc/CN	507	35,256
		71,652
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd	1,808	55,633
Canadian Natural Resources Ltd (United States)	385,200	11,864,160
Cenovus Energy Inc	260	3,613
Imperial Oil Ltd	1,033	74,619
South Bow Corp (l)	1,331,400	34,010,121
		46,008,146
Financials - 1.0%
Banks - 0.4%
Toronto Dominion Bank	175,100	10,492,250
Capital Markets - 0.6%
Brookfield Corp Class A	78,500	4,108,151
TMX Group Ltd	378,400	13,815,459
		17,923,610
TOTAL FINANCIALS		28,415,860

Industrials - 0.3%
Construction & Engineering - 0.2%
WSP Global Inc	28,700	4,870,454
Machinery - 0.1%
ATS Corp (m)	126,680	3,157,647
TOTAL INDUSTRIALS		8,028,101

Information Technology - 0.4%
IT Services - 0.3%
Shopify Inc Class A (m)	71,500	6,801,953
Software - 0.1%
Dye & Durham Ltd	136,000	1,023,508
Lumine Group Inc Subordinate Voting Shares (m)(n)	76,024	2,139,587
		3,163,095
TOTAL INFORMATION TECHNOLOGY		9,965,048

Materials - 0.8%
Containers & Packaging - 0.3%
CCL Industries Inc Class B	153,936	7,518,961
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	140,900	15,274,969
TOTAL MATERIALS		22,793,930

Real Estate - 0.0%
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust (l)	70,000	549,668
Utilities - 3.9%
Gas Utilities - 1.1%
AltaGas Ltd (l)	1,118,400	30,675,270
Independent Power and Renewable Electricity Producers - 2.8%
Capital Power Corp (l)	1,210,400	40,230,314
TransAlta Corp (l)	4,114,500	38,398,760
		78,629,074
TOTAL UTILITIES		109,304,344

TOTAL CANADA		250,790,199
CHINA - 0.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd ADR	109,300	6,977,712
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BYD Co Ltd Class H ADR (l)	69,500	7,042,435
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	38,781	7,370,717
TOTAL CHINA		21,390,864
FRANCE - 1.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	34,300	3,384,705
Energy - 1.0%
Energy Equipment & Services - 1.0%
Vallourec SACA (m)	1,498,821	28,280,781
TOTAL FRANCE		31,665,486
GERMANY - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	156	36,027
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	276	86,123
ITALY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	58,398	3,214,635
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,691	39,703
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co	60,390	8,149,016
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,651	65,392
TOTAL KOREA (SOUTH)		8,214,408
MONACO - 1.9%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Scorpio Tankers Inc (l)	1,388,266	52,171,036
SWITZERLAND - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Barry Callebaut AG	6,758	8,952,612
TAIWAN - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
E Ink Holdings Inc	175,000	1,422,221
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	806	133,796
TOTAL TAIWAN		1,556,017
UNITED KINGDOM - 1.4%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Genius Sports Ltd Class A (l)(m)	1,830,564	18,323,946
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC	624	37,232
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	51,328	7,537,252
Industrials - 0.5%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (m)	4,919	47,810
Industrial Conglomerates - 0.5%
DCC PLC	196,616	13,067,205
TOTAL INDUSTRIALS		13,115,015

TOTAL UNITED KINGDOM		39,013,445
UNITED STATES - 25.6%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,224	91,175
Verizon Communications Inc	2,029	92,035
		183,210
Entertainment - 0.0%
Walt Disney Co/The	963	95,048
Interactive Media & Services - 1.1%
Alphabet Inc Class A	72,602	11,227,173
Meta Platforms Inc Class A	30,100	17,348,437
		28,575,610
Media - 0.0%
Comcast Corp Class A	2,703	99,741
Interpublic Group of Cos Inc/The	954	25,910
		125,651
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	55,819	14,887,485
TOTAL COMMUNICATION SERVICES		43,867,004

Consumer Discretionary - 2.2%
Automobiles - 0.5%
Tesla Inc (m)	54,300	14,072,388
Broadline Retail - 1.2%
Amazon.com Inc (m)	162,900	30,993,354
eBay Inc	54,600	3,698,058
		34,691,412
Diversified Consumer Services - 0.0%
H&R Block Inc	779	42,775
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc (m)	156,000	3,900,000
McDonald's Corp	449	140,254
Monarch Casino & Resort Inc	38,100	2,962,275
Papa John's International Inc	7,347	301,815
Starbucks Corp	177	17,362
		7,321,706
Household Durables - 0.2%
Whirlpool Corp	51,600	4,650,708
Specialty Retail - 0.0%
Burlington Stores Inc (m)	226	53,863
Dick's Sporting Goods Inc	249	50,188
Lowe's Cos Inc	435	101,455
TJX Cos Inc/The	958	116,684
		322,190
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	5,449
Tapestry Inc	711	50,062
		55,511
TOTAL CONSUMER DISCRETIONARY		61,156,690

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The	1,517	108,648
Constellation Brands Inc Class A	27,200	4,991,744
Keurig Dr Pepper Inc	2,663	91,127
		5,191,519
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	343,743	7,558,909
BJ's Wholesale Club Holdings Inc (m)	61,425	7,008,593
Costco Wholesale Corp	5,112	4,834,827
Dollar Tree Inc (m)	90,200	6,771,314
Target Corp	491	51,241
Walmart Inc	2,455	215,524
		26,440,408
Food Products - 0.2%
JBS S/A	682,000	4,913,216
JM Smucker Co	279	33,036
Mondelez International Inc	751	50,955
		4,997,207
Household Products - 0.0%
Procter & Gamble Co/The	1,110	189,166
Personal Care Products - 0.0%
Kenvue Inc	1,867	44,771
TOTAL CONSUMER STAPLES		36,863,071

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy Inc	42,300	9,788,220
DHT Holdings Inc	6,463,789	67,869,785
Energy Transfer LP	925,900	17,212,481
Enterprise Products Partners LP	1,993	68,041
Exxon Mobil Corp	2,678	318,495
Hess Corp	434	69,323
Hess Midstream LP Class A	85,900	3,632,711
MPLX LP	66,913	3,581,184
Ovintiv Inc	115,400	4,939,120
Phillips 66	291	35,933
Shell PLC	2,183	79,462
Shell PLC ADR	299,300	21,932,704
Valero Energy Corp	224	29,583
		129,557,042
Financials - 3.1%
Banks - 2.8%
Bank of America Corp	4,247	177,227
Huntington Bancshares Inc/OH	4,757	71,403
JPMorgan Chase & Co	89,106	21,857,702
M&T Bank Corp	543	97,061
PNC Financial Services Group Inc/The	80,549	14,158,098
Truist Financial Corp	488,100	20,085,315
US Bancorp	1,657	69,958
Wells Fargo & Co	297,233	21,338,357
		77,855,121
Capital Markets - 0.3%
Blackrock Inc	86	81,397
Charles Schwab Corp/The	121,842	9,537,792
		9,619,189
Consumer Finance - 0.0%
Capital One Financial Corp	429	76,920
Financial Services - 0.0%
Apollo Global Management Inc	399	54,639
Visa Inc Class A	217	76,050
		130,689
Insurance - 0.0%
American Financial Group Inc/OH	412	54,112
Chubb Ltd	588	177,570
Hartford Insurance Group Inc/The	1,148	142,042
Marsh & McLennan Cos Inc	470	114,694
The Travelers Companies, Inc.	454	120,065
		608,483
TOTAL FINANCIALS		88,290,402

Health Care - 2.2%
Biotechnology - 0.6%
AbbVie Inc (t)	43,852	9,187,871
Gilead Sciences Inc	67,368	7,548,584
		16,736,455
Health Care Equipment & Supplies - 0.6%
Becton Dickinson & Co	21,000	4,810,260
Boston Scientific Corp (m)	70,100	7,071,688
Medtronic PLC (t)	53,300	4,789,538
		16,671,486
Health Care Providers & Services - 0.0%
Cigna Group/The	191	62,839
UnitedHealth Group Inc	435	227,831
		290,670
Life Sciences Tools & Services - 0.2%
Danaher Corp	23,819	4,882,895
Pharmaceuticals - 0.8%
Eli Lilly & Co	14,392	11,886,498
GSK PLC	1,673	31,971
Johnson & Johnson	994	164,845
Merck & Co Inc	36,180	3,247,517
Roche Holding AG	176	57,791
Royalty Pharma PLC Class A	225,730	7,026,975
Sanofi SA	672	74,405
		22,490,002
TOTAL HEALTH CARE		61,071,508

Industrials - 3.8%
Aerospace & Defense - 1.0%
BWX Technologies Inc	48,700	4,804,255
Byrna Technologies Inc (l)(m)	788,303	13,275,024
GE Aerospace	993	198,749
General Dynamics Corp	263	71,689
Huntington Ingalls Industries Inc	235	47,949
Northrop Grumman Corp	147	75,265
RTX Corp	65,600	8,689,376
		27,162,307
Building Products - 0.5%
Johnson Controls International plc	93,766	7,511,594
Trane Technologies PLC	16,500	5,559,180
		13,070,774
Commercial Services & Supplies - 0.6%
GFL Environmental Inc Subordinate Voting Shares	374,587	18,093,564
Veralto Corp	272	26,506
		18,120,070
Construction & Engineering - 0.1%
EMCOR Group Inc	9,200	3,400,596
Electrical Equipment - 0.5%
AMETEK Inc	448	77,118
Eaton Corp PLC	21,100	5,735,613
GE Vernova Inc	22,595	6,897,802
Regal Rexnord Corp	19,136	2,178,634
		14,889,167
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	76,900	3,344,381
Norfolk Southern Corp	18,771	4,445,911
		7,790,292
Industrial Conglomerates - 0.3%
3M Co	48,900	7,181,454
Machinery - 0.1%
Crane Co	536	82,104
Hillenbrand Inc	398	9,608
ITT Inc	26,008	3,359,193
		3,450,905
Passenger Airlines - 0.3%
Alaska Air Group Inc (m)	87,500	4,306,750
Delta Air Lines Inc	102,900	4,486,440
		8,793,190
Professional Services - 0.0%
KBR Inc	611	30,434
Trading Companies & Distributors - 0.1%
Watsco Inc	7,741	3,934,750
TOTAL INDUSTRIALS		107,823,939

Information Technology - 3.9%
Communications Equipment - 0.2%
Cisco Systems Inc	118,891	7,336,764
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	605	31,096
IT Services - 0.0%
Amdocs Ltd	742	67,893
GTT Communications Inc (k)(m)	1,508	71,494
		139,387
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	288	58,081
Broadcom Inc	41,560	6,958,391
NVIDIA Corp	262,000	28,395,560
		35,412,032
Software - 1.5%
Gen Digital Inc	1,020	27,071
Microsoft Corp	34,512	12,955,460
MicroStrategy Inc Class A (l)(m)	84,953	24,489,401
Zoom Communications Inc Class A (m)	47,518	3,505,403
		40,977,335
Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc	111,453	24,757,055
TOTAL INFORMATION TECHNOLOGY		108,653,669

Materials - 0.4%
Chemicals - 0.0%
Linde PLC	7,803	3,633,388
Containers & Packaging - 0.2%
AptarGroup Inc	28,700	4,258,507
Ball Corp	990	51,549
Crown Holdings Inc	840	74,978
		4,385,034
Metals & Mining - 0.2%
Freeport-McMoRan Inc	117,331	4,442,152
TOTAL MATERIALS		12,460,574

Real Estate - 1.9%
Health Care REITs - 0.1%
Ventas Inc	50,800	3,493,008
Industrial REITs - 0.1%
Prologis Inc	31,500	3,521,385
Office REITs - 0.4%
BXP Inc	27,200	1,827,568
Douglas Emmett Inc	150,000	2,400,000
Kilroy Realty Corp	85,000	2,784,600
Postal Realty Trust Inc Class A	233,194	3,330,010
		10,342,178
Residential REITs - 0.4%
Camden Property Trust	28,600	3,497,780
Mid-America Apartment Communities Inc	21,200	3,552,696
Sun Communities Inc	37,300	4,798,272
		11,848,748
Retail REITs - 0.7%
Acadia Realty Trust	161,900	3,391,805
Agree Realty Corp	45,200	3,488,988
Macerich Co/The	279,344	4,796,336
Tanger Inc	148,438	5,015,721
		16,692,850
Specialized REITs - 0.2%
American Tower Corp	269	58,534
Lamar Advertising Co Class A	807	91,821
Outfront Media Inc	390,110	6,296,376
Public Storage Operating Co	181	54,171
		6,500,902
TOTAL REAL ESTATE		52,399,071

Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	10,803	2,178,209
Exelon Corp	848	39,076
FirstEnergy Corp	699	28,254
NextEra Energy Inc	70,760	5,016,176
PG&E Corp	2,084	35,803
Southern Co/The	1,021	93,881
		7,391,399
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	22,545
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	57,673	6,773,117
Multi-Utilities - 0.0%
Ameren Corp	386	38,754
CenterPoint Energy Inc	1,061	38,440
WEC Energy Group Inc	391	42,612
		119,806
TOTAL UTILITIES		14,306,867

TOTAL UNITED STATES		716,449,837
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (m)	652,537	8,774,255
TOTAL COMMON STOCKS (Cost $1,046,757,745)		1,165,411,718

Convertible Corporate Bonds - 5.1%
	Principal Amount (a)	Value ($)
CHINA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (e)	4,930,000	7,040,040
JD.com Inc 0.25% 6/1/2029 (e)	3,640,000	4,197,047
		11,237,087
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd 0.75% 6/15/2029 (e)	3,600,000	4,257,000
TOTAL CHINA		15,494,087
UNITED STATES - 4.5%
Communication Services - 0.5%
Entertainment - 0.3%
Liberty Media Corp 2.375% 9/30/2053 (e)	3,500,000	4,800,250
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	2,825,000	3,432,375
		8,232,625
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,257,635	6,984,696
TOTAL COMMUNICATION SERVICES		15,217,321

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 2.25% 11/1/2030 (e)	6,675,000	6,245,501
Health Care - 0.7%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	8,580,000	9,879,870
Health Care Equipment & Supplies - 0.3%
Merit Medical Systems Inc 3% 2/1/2029 (e)	5,025,000	6,834,000
Semler Scientific Inc 4.25% 8/1/2030 (e)	3,077,000	2,412,623
		9,246,623
TOTAL HEALTH CARE		19,126,493

Industrials - 0.7%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 0.5% 12/15/2027	1,380,000	3,234,030
Rocket Lab USA Inc 4.25% 2/1/2029 (e)	1,306,000	4,719,558
		7,953,588
Construction & Engineering - 0.3%
Fluor Corp 1.125% 8/15/2029	7,300,000	7,756,250
Machinery - 0.1%
Middleby Corp/The 1% 9/1/2025	3,925,000	4,730,410
TOTAL INDUSTRIALS		20,440,248

Information Technology - 1.7%
Software - 1.7%
MicroStrategy Inc 0.625% 3/15/2030	18,097,000	36,718,813
Zscaler Inc 0.125% 7/1/2025	8,075,000	10,683,225
		47,402,038
Materials - 0.2%
Metals & Mining - 0.2%
MP Materials Corp 3% 3/1/2030 (e)	3,305,000	4,552,752
Real Estate - 0.3%
Health Care REITs - 0.2%
Welltower OP LLC 2.75% 5/15/2028 (e)	3,075,000	5,012,250
Real Estate Management & Development - 0.1%
Redfin Corp 0.5% 4/1/2027	3,898,000	3,405,160
TOTAL REAL ESTATE		8,417,410

Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 4.25% 12/1/2027	4,850,000	5,124,025
TOTAL UNITED STATES		126,525,788
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $137,336,544)		142,019,875

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	66,877	4,909,465
Industrials - 0.9%
Aerospace & Defense - 0.9%
Boeing Co Series A, 6%	419,300	24,751,279
Information Technology - 0.9%
Software - 0.9%
MicroStrategy Inc 8% (l)	290,500	24,396,190
TOTAL UNITED STATES		54,056,934
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,251,519)		54,056,934

Foreign Government and Government Agency Obligations - 1.9%
		Principal Amount (a)	Value ($)
BRAZIL - 1.1%
Brazilian Federative Republic 10% 1/1/2027	BRL	130,455,000	21,267,305
Federative Republic of Brazil 4.75% 1/14/2050		14,675,000	10,323,863
TOTAL BRAZIL			31,591,168
ISRAEL - 0.8%
Israel Government 5.625% 2/19/2035		21,175,000	21,039,162
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,142,000)			52,630,330

Non-Convertible Corporate Bonds - 16.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 8% 11/1/2027 (e)		6,445,000	6,367,470
Mineral Resources Ltd 9.25% 10/1/2028 (e)		1,775,000	1,774,810

TOTAL AUSTRALIA			8,142,280
BRAZIL - 0.5%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 10.875% 2/5/2033 (e)		1,420,000	1,449,465
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (e)		13,750,000	13,356,063
TOTAL BRAZIL			14,805,528
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (e)(n)		1,400,000	1,402,016
CANADA - 1.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (e)		1,765,000	1,755,396
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 7.2% 6/27/2054 (d)		2,405,000	2,426,833
Enbridge Inc 8.5% 1/15/2084 (d)		8,745,000	9,631,760
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(e)		4,185,000	4,234,061
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)(e)		2,000,000	2,028,910
			18,321,564
Financials - 0.4%
Banks - 0.4%
Royal Bank of Canada 6.35% 11/24/2084 (d)		11,100,000	10,537,828
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (e)		750,000	803,106
TOTAL FINANCIALS			11,340,934

Industrials - 0.2%
Machinery - 0.2%
ATS Corp 6.5% 8/21/2032	CAD	4,630,000	3,260,996
ATS Corp 6.5% 8/21/2032	CAD	1,700,000	1,201,500
			4,462,496
Utilities - 0.4%
Gas Utilities - 0.3%
AltaGas Ltd 7.2% 10/15/2054 (d)(e)		8,730,000	8,612,032
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.625% 3/24/2032 (e)	CAD	1,400,000	978,944
TransAlta Corp 7.75% 11/15/2029		1,900,000	1,972,889
			2,951,833
TOTAL UTILITIES			11,563,865

TOTAL CANADA			47,444,255
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (e)		1,750,000	1,790,951
FRANCE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (e)		1,555,000	1,218,082
Energy - 0.6%
Energy Equipment & Services - 0.6%
Vallourec SACA 7.5% 4/15/2032 (e)		14,950,000	15,624,664
TOTAL FRANCE			16,842,746
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tullow Oil PLC 10.25% 5/15/2026 (e)		1,605,000	1,462,556
IRELAND - 0.3%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (e)		2,200,000	2,171,158
GGAM Finance Ltd 8% 6/15/2028 (e)		3,400,000	3,565,268
			5,736,426
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(e)		2,600,000	2,598,964
TOTAL IRELAND			8,335,390
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,000,000	1,025,730
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 6.95% 1/28/2060		23,555,000	15,967,935
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc 7.5% 1/30/2030		1,500,000	1,485,000
UNITED KINGDOM - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (e)		1,575,000	1,434,907
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (e)		3,850,000	4,013,332
Automobiles - 0.2%
Mclaren Finance PLC 7.5% 8/1/2026 (e)		5,135,000	5,090,069
TOTAL CONSUMER DISCRETIONARY			9,103,401

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (e)		3,800,000	4,207,558
TOTAL UNITED KINGDOM			14,745,866
UNITED STATES - 10.7%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc 3.875% 10/15/2030 (e)		1,905,000	1,437,894
Media - 3.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		14,406,000	9,084,743
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (e)		4,145,000	4,257,180
DISH Network Corp 11.75% 11/15/2027 (e)		16,250,000	17,112,494
EchoStar Corp 10.75% 11/30/2029		37,140,000	38,951,059
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		8,799,023	7,983,692
Univision Communications Inc 4.5% 5/1/2029 (e)		8,540,000	7,545,336
Warnermedia Holdings Inc 5.141% 3/15/2052		4,145,000	3,021,691
Warnermedia Holdings Inc 5.391% 3/15/2062		4,220,000	3,054,831
			91,011,026
TOTAL COMMUNICATION SERVICES			92,448,920

Consumer Discretionary - 1.2%
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)		3,365,000	3,377,424
Broadline Retail - 0.1%
Wayfair LLC 7.25% 10/31/2029 (e)		4,390,000	4,203,881
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		1,500,000	1,474,104
TKC Holdings Inc 6.875% 5/15/2028 (e)		1,190,000	1,182,304
			2,656,408
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs Inc 5.75% 4/1/2030 (e)		4,100,000	4,010,334
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (e)		5,495,000	4,750,962
Light & Wonder International Inc 7.5% 9/1/2031 (e)		2,580,000	2,642,895
			11,404,191
Specialty Retail - 0.3%
Carvana Co 5.625% 10/1/2025 (e)		4,150,000	4,129,250
LCM Investments Holdings II LLC 8.25% 8/1/2031 (e)		3,250,000	3,373,130
			7,502,380
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (e)		3,845,000	3,253,284
TOTAL CONSUMER DISCRETIONARY			32,397,568

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.3%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (e)		4,965,000	5,107,028
US Foods Inc 5.75% 4/15/2033 (e)		2,470,000	2,402,854
			7,509,882
Food Products - 0.2%
Fiesta Purchaser Inc 9.625% 9/15/2032 (e)		4,960,000	5,097,064
Personal Care Products - 0.0%
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (e)		2,605,000	2,666,957
Tobacco - 0.2%
Turning Point Brands Inc 7.625% 3/15/2032 (e)		5,150,000	5,364,564
TOTAL CONSUMER STAPLES			20,638,467

Energy - 0.9%
Energy Equipment & Services - 0.1%
Transocean Inc 8% 2/1/2027 (e)		2,900,000	2,889,115
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp 8.25% 6/15/2029 (e)		2,000,000	2,032,540
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (e)		1,950,000	2,019,903
Northern Oil & Gas Inc 8.75% 6/15/2031 (e)		4,725,000	4,819,292
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (e)		4,500,000	4,256,308
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (e)		8,705,000	8,960,170
			22,088,213
TOTAL ENERGY			24,977,328

Financials - 0.6%
Capital Markets - 0.1%
Coinbase Global Inc 3.375% 10/1/2028 (e)		3,850,000	3,475,695
Consumer Finance - 0.1%
PRA Group Inc 8.875% 1/31/2030 (e)		1,400,000	1,460,022
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (e)		2,635,000	2,524,844
Athene Holding Ltd 6.625% 10/15/2054 (d)		1,500,000	1,485,362
Panther Escrow Issuer LLC 7.125% 6/1/2031 (e)		6,610,000	6,735,136
Ryan Specialty LLC 5.875% 8/1/2032 (e)		1,770,000	1,748,199
			12,493,541
TOTAL FINANCIALS			17,429,258

Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (e)		1,225,000	1,245,162
Health Care Providers & Services - 0.4%
CVS Health Corp 6.75% 12/10/2054 (d)		1,985,000	1,976,256
CVS Health Corp 7% 3/10/2055 (d)		2,975,000	2,998,471
HAH Group Holding Co LLC 9.75% 10/1/2031 (e)		2,800,000	2,696,558
US Acute Care Solutions LLC 9.75% 5/15/2029 (e)		2,800,000	2,791,930
			10,463,215
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (e)(g)		4,250,000	4,223,916
TOTAL HEALTH CARE			15,932,293

Industrials - 1.6%
Aerospace & Defense - 0.2%
Axon Enterprise Inc 6.125% 3/15/2030 (e)		3,410,000	3,441,456
Axon Enterprise Inc 6.25% 3/15/2033 (e)		3,310,000	3,344,051
			6,785,507
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (e)		7,340,000	7,266,654
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (e)		3,700,000	3,400,230
Artera Services LLC 8.5% 2/15/2031 (e)		3,750,000	3,499,215
Brand Industrial Services Inc 10.375% 8/1/2030 (e)		3,800,000	3,625,208
GEO Group Inc/The 10.25% 4/15/2031		1,815,000	1,972,863
GEO Group Inc/The 8.625% 4/15/2029		6,400,000	6,717,128
Neptune Bidco US Inc 9.29% 4/15/2029 (e)		4,350,000	3,751,875
OT Midco Inc 10% 2/15/2030 (e)		3,625,000	3,096,391
			26,062,910
Construction & Engineering - 0.1%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (e)		1,615,000	1,580,079
Professional Services - 0.1%
KBR Inc 4.75% 9/30/2028 (e)		2,245,000	2,134,366
TOTAL INDUSTRIALS			43,829,516

Information Technology - 0.8%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (e)		2,615,000	2,324,865
Electronic Equipment, Instruments & Components - 0.2%
CPI CG Inc 10% 7/15/2029 (e)		1,395,000	1,484,944
Lightning Power LLC 7.25% 8/15/2032 (e)		4,455,000	4,586,779
			6,071,723
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (e)		1,350,000	1,314,001
Ahead DB Holdings LLC 6.625% 5/1/2028 (e)		685,000	668,534
			1,982,535
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 7.9583% 6/23/2030 (e)(j)(k)(o)		5,009,087	4,877,849
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (e)		3,885,000	3,874,859
UKG Inc 6.875% 2/1/2031 (e)		4,325,000	4,387,449
			8,262,308
TOTAL INFORMATION TECHNOLOGY			23,519,280

Materials - 0.6%
Chemicals - 0.3%
Avient Corp 6.25% 11/1/2031 (e)		1,890,000	1,872,214
Olympus Water US Holding Corp 7.125% 10/1/2027 (e)		2,800,000	2,798,895
WR Grace Holdings LLC 5.625% 8/15/2029 (e)		4,445,000	3,825,396
			8,496,505
Construction Materials - 0.1%
Quikrete Holdings Inc 6.75% 3/1/2033 (e)		2,910,000	2,896,759
Metals & Mining - 0.2%
ATI Inc 5.875% 12/1/2027		4,343,000	4,313,337
TOTAL MATERIALS			15,706,601

Utilities - 0.4%
Electric Utilities - 0.4%
PacifiCorp 7.375% 9/15/2055 (d)		4,900,000	4,963,050
PG&E Corp 7.375% 3/15/2055 (d)		3,475,000	3,415,411
Vistra Operations Co LLC 7.75% 10/15/2031 (e)		3,800,000	3,979,549
			12,358,010
Multi-Utilities - 0.0%
Dominion Energy Inc 6.625% 5/15/2055 (d)		1,500,000	1,489,463
TOTAL UTILITIES			13,847,473

TOTAL UNITED STATES			300,726,704
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd 8% 3/1/2033 (e)		7,760,000	7,862,867
First Quantum Minerals Ltd 8.625% 6/1/2031 (e)		4,835,000	4,937,744
First Quantum Minerals Ltd 9.375% 3/1/2029 (e)		3,450,000	3,631,124

TOTAL ZAMBIA			16,431,735
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $447,121,940)			450,608,692

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Financials - 0.0%
Capital Markets - 0.0%
Charles Schwab Corp/The 4.45%	47,855	928,387
Information Technology - 0.6%
Software - 0.6%
MicroStrategy Inc Series A, 10%	182,900	17,009,700
TOTAL UNITED STATES		17,938,087
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,609,511)		17,938,087

Preferred Securities - 3.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 7.625% 1/15/2083 (d)	1,255,000	1,334,595
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.375% (d)(e)(p)	1,460,000	1,466,326
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (d)(e)(p)	3,780,000	3,708,419
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC 7.3% (d)(p)	2,775,000	2,740,724
UNITED STATES - 3.4%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
BP Capital Markets PLC 6.45% (d)(p)	5,700,000	5,846,681
Energy Transfer LP 6.5% (d)(p)	4,950,000	5,065,931
Energy Transfer LP 6.625% (d)(p)	14,873,000	14,786,828
Energy Transfer LP Series G, 7.125% (d)(p)	9,365,000	9,728,703
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (d)(f)(p)	7,275,000	7,338,157
		42,766,300
Financials - 1.3%
Banks - 0.5%
Citigroup Inc 6.95% (d)(p)	3,500,000	3,522,698
JPMorgan Chase & Co 6.5% (d)(p)	5,000,000	5,168,673
JPMorgan Chase & Co 6.875% (d)(p)	4,175,000	4,410,990
		13,102,361
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (d)(p)	1,935,000	1,953,682
Goldman Sachs Group Inc/The 7.5% (d)(p)	2,700,000	2,911,399
State Street Corp 6.7% (d)(p)	3,400,000	3,496,431
		8,361,512
Consumer Finance - 0.5%
Capital One Financial Corp 3.95% (d)(p)	4,400,000	4,222,432
Discover Financial Services 5.5% (d)(p)	9,555,000	9,435,230
		13,657,662
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(k)(p)	1,493,079	1,472,790
TOTAL FINANCIALS		36,594,325

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Aircastle Ltd 5.25% (d)(e)(p)	5,115,000	5,029,902
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (d)(e)(p)	6,495,000	6,709,222
Vistra Corp 8% (d)(e)(p)	3,735,000	3,970,683
		10,679,905
TOTAL UNITED STATES		95,070,432
TOTAL PREFERRED SECURITIES (Cost $98,963,531)		104,320,496

U.S. Treasury Obligations - 17.1%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.42 to 5.08	492,581,000	244,578,013
US Treasury Bonds 1.375% 8/15/2050	4.45 to 5.03	68,550,000	34,931,045
US Treasury Bonds 1.625% 11/15/2050	4.58 to 5.08	50,800,000	27,652,266
US Treasury Bonds 1.875% 11/15/2051	4.53 to 5.05	48,025,000	27,623,755
US Treasury Bonds 1.875% 2/15/2051	4.53 to 5.06	102,000,000	59,144,063
US Treasury Bonds 2% 2/15/2050	4.62 to 4.82	23,150,000	14,007,557
US Treasury Bonds 2% 8/15/2051	4.57 to 4.78	20,950,000	12,476,706
US Treasury Bonds 4.25% 2/15/2054	3.97 to 4.82	34,650,000	32,646,797
US Treasury Bonds 4.75% 11/15/2053	4.48 to 4.98	24,775,000	25,323,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,267,750)			478,383,930

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.32	46,127,667	46,136,893
Fidelity Securities Lending Cash Central Fund (r)(s)	4.32	159,756,389	159,772,364
TOTAL MONEY MARKET FUNDS (Cost $205,909,257)			205,909,257

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $2,854,159,536)	2,994,927,751
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(189,921,034)
NET ASSETS - 100.0%	2,805,006,717

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
AbbVie Inc	Chicago Board Options Exchange	400	8,380,800	210.00	05/16/25	(293,000)
Medtronic PLC	Chicago Board Options Exchange	500	4,493,000	90.00	05/16/25	(142,000)

						(435,000)
TOTAL WRITTEN OPTIONS						(435,000)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,907,411 or 1.7% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,300,548 or 14.1% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,445,385 and $3,357,273, respectively.

(k)	Level 3 security
(l)	Security or a portion of the security is on loan at period end.
(m)	Non-income producing
(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,541,603 or 0.1% of net assets.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
(t)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $12,873,800.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/22 - 3/28/25	50,010,799

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,101,300	290,873,205	275,837,612	415,823	-	-	46,136,893	46,127,667	0.1%
Fidelity Securities Lending Cash Central Fund	92,603,154	354,673,473	287,504,263	179,572	-	-	159,772,364	159,756,389	0.6%
Total	123,704,454	645,546,678	563,341,875	595,395	-	-	205,909,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,599,850	11,345,796	-	805,796	-	(38,235)	48,907,411	5,047,204
	37,599,850	11,345,796	-	805,796	-	(38,235)	48,907,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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